Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
9.
Debt

Former Debt Facilities

As of December 31, 2020, the Company's debt facilities consisted of a first lien term loan, a second lien term loan and a first lien revolving credit facility ("First Lien Revolving Credit Facility"). The first lien term loan consisted of a $1,540,000 USD Facility (“USD First Lien Term Loan) and €1,043,716 EUR Facility (“EUR First Lien Term Loan”). The second lien term loan consisted of $250,000 USD Facility (“USD Second Lien Term Loan”) and a €212,459 EUR Facility (“EUR Second Lien Term Loan”). The First Lien Revolving Credit Facility had an available balance of $225,000 in multiple currencies. As of December 31, 2020, the Company had no unpaid drawdowns. The Company paid a fee of 30% of the applicable margin of 3.0% on the daily portion of the facility that was not utilized and available for future borrowings.

In connection with the Transaction as described in Note 2, the Company repaid $416,700, including quarterly principal payments, and €204,500 under the USD First Lien Term Loan and EUR First Lien Term Loan, respectively, and fully repaid the second lien term loan facility which consisted of a $250,000 USD Facility (“USD Second Lien Term Loan”) and a €212,459 EUR Facility (“EUR Second Lien Term Loan”). Both debt repayments occurred contemporaneously with the closing of the Transaction. As a result, the Company expensed capitalized debt fees of $21,724, which are included in “Interest expense, net” on the Consolidated Statements of Comprehensive Loss.

On June 28, 2021, the Company fully repaid the outstanding balances under the USD First Lien Term Loan, the EUR First Lien Term Loan and the First Lien Revolving Credit Facility, which was accounted for as a debt extinguishment. The repayment occurred contemporaneously with the Refinancing, as described below. The Company recorded a loss on extinguishment of debt, including the expense of capitalized debt fees, of $40,538, which is included in “Interest expense, net” on the Consolidated Statements of Comprehensive Loss.

New Facilities

On June 28, 2021, the Company completed the following debt transactions (the “Refinancing”): (i) entered into a new $305,000 senior secured revolving credit facility (the “New Revolving Credit Facility”) that can be drawn under multiple currencies; (ii) borrowed $628,000 aggregate principal amount under a new senior secured USD first lien term loan facility (the “New Term Loan Facility (USD)”) and €435,000 aggregate principal amount under a new senior secured EUR first lien term loan facility (the “New Term Loan Facility (EUR)”, and together with the New Term Loan Facility (USD) the “New Term Loan Facility”); and (iii) issued $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”). As of December 31, 2021, €25,000 was drawn down on the New Revolving Credit Facility. Debt issuance costs of $24,474 were recorded in connection with the Refinancing, for which a majority are reported as a deduction from the debt, presented under “Non-current debt” in the Consolidated Statements of Financial Position, and amortized using the effective interest rate method.

The Company used the proceeds from the New Term Loan Facility and the Secured Notes as well as $35,000 drawn down under the New Revolving Credit Facility to fully repay the Former Debt Facilities.

On September 28, 2021, the Company entered into a $390,000 senior secured incremental USD term loan facility (“USD Incremental Term Loan”) and a €275,000 senior secured incremental EUR term loan facility (“EUR Incremental Term Loan”) to be drawn upon completion of the SafetyPay and viaFintech acquisitions, respectively. As of December 31, 2021, the USD Incremental Term Loan and EUR Incremental Term Loan were fully drawn. As the SafetyPay acquisition had not been completed as of December 31, 2021, the cash drawn was held in escrow and is presented within "Customer accounts and other restricted cash" in the Consolidated Statements of Financial Position (See Note 19). Debt issuance costs of $16,765 were recorded in connection with the transaction which is reported as a deduction from the debt, presented under “Non-current debt” in the Consolidated Statements of Financial Position, and amortized using the effective interest rate method.

Line of Credit

In the first quarter of 2020, the Company’s Line of Credit was increased from $25,000 to $50,000 and the maturity date was extended to May 2023. The Line of Credit is restricted for use in funding settlements in the US Acquiring business and is secured against known transactions. As of December 31, 2021 and 2020, the Company had an outstanding balance of $50,000, respectively.

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Facility maturity date	Principal outstanding at December 31, 2021 (Local Currency)	Principal outstanding at December 31, 2021 (USD)
Term Loan Facility (USD) (3)	USD	USD LIBOR + 2.75%	Jun-28	$1,013,883	$1,013,883
Term Loan Facility (EUR) (4)	EUR	EURIBOR + 3%	Jun-28	710,000	807,231
Secured Loan Notes (EUR)	EUR	3%	Jun-29	435,000	494,571
Secured Loan Notes (USD)	USD	4%	Jun-29	400,000	400,000
New Revolving Credit Facility (EUR)	EUR	EURIBOR + 2.25% (0% floor)	Dec-27	25,000	28,423
Line of Credit	USD	Prime (2) (3.25) - 0.25%	May-23	50,000	50,000
Total Principal Outstanding					$2,794,108

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The Prime Rate is defined as the rate of interest per annum most recently published in The Wall Street Journal (or any successor publication if The Wall Street Journal is no longer published) in the “Money Rates” Section (or such successor section) as the “Prime Rate”.
(3)
Represent New Term Loan Facility (USD) and USD Incremental Term Loan as defined under New Facilities
(4)
Represent New Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under New Facilities

	As of December 31,
	2021	2020
Principal outstanding	$2,794,108	$3,331,909
Deferred debt issuance costs	(38,302)	(50,751)
Amortization of interest expense	2,562	(18,887)
Total	2,758,368	3,262,271
Short-term debt	10,190	15,400
Long-term debt	$2,748,178	$3,246,871

For the year ended December 31, 2021, 2020 and 2019, amortization expense on deferred debt issuance costs was $10,793, $11,887, and $12,185, respectively.

Maturity requirements on non-current debt as of December 31, 2021 by year are as follows:

Years ending December 31,
2022	$10,190
2023	60,190
2024	10,190
2025	10,190
2026	10,190
2027 and thereafter	2,693,158
Total	$2,794,108

Compliance with Covenants

The Company’s new facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and New Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the new facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the New Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total New Revolving Credit Facility Commitment. If the New Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months (LTM) EBITDA, as defined in the new facilities, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its financial covenants at December 31, 2021.

The financial covenants under the former debt facilities required the Company to test its First Lien Net Leverage Ratio if the principal amount of the Revolving Facility Loans outstanding at the reporting date exceeded 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization was greater than 40% at the reporting date, there was an additional requirement that the First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0. The First Lien Net Leverage Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) consolidated EBITDA, as defined in the former debt facilities, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its financial covenants at December 31, 2020.

Letters of Credit

As of December 31, 2021 and 2020, the Company had issued approximately $171,392 and $160,950, letters of credit, respectively, for use in the ordinary course of business.